UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  3/31/14

Item 1.  Reports to Stockholders.

Spectrum Low Volatility Fund

Semi-Annual Report

March 31, 2014

Investor Information: 1-866-862-9686

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Spectrum Low Volatility Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ceros Financial Services, Inc.

Member FINRA

Spectrum Low Volatility Fund
Portfolio Review (Unaudited)
March 31, 2014

The Fund's performance figures* for the period ended March 31, 2014, as compared to its benchmark:
		Annualized Since Inception**
Spectrum Low Volatility Fund - Investor Class		1.18%
S&P 500 Total Return Index ***		5.41%

*  The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call  1-866-862-9686.

** Inception date is December 16, 2013.

*** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Spectrum Low Volatility Fund's Investor Class shares are subject to an estimated gross annual operating expense ratio of 2.95%, as per the January 10, 2014 Investor Class prospectus.

Portfolio Composition as of March 31, 2014

Holdings by type of Investment:	% of Net Assets
Mutual Funds:
Debt Funds	91.8%
Short-Term Investments	2.5%
Other Assets Less Liabilities	5.7%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis.

Spectrum Low Volatility Fund
Portfolio of Investments (Unaudited)
March 31, 2014

Shares		Value
	MUTUAL FUNDS - 91.8%
	DEBT FUNDS - 91.8%
609,011	BlackRock High Yield Portfolio	$ 5,079,151
92,421	Credit Suisse Strategic Income Fund	1,000,924
184,082	Guggenheim - Floating Rate Income Fund	4,948,122
305,617	Highland Floating Rate Opportunities Fund	2,475,499
546,333	ING High Yield Bond Fund	4,632,900
125,918	Nuveen High Yield Municipal Bond Fund	2,044,908
	TOTAL MUTUAL FUNDS (Cost - $20,061,969)	20,181,504

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
539,238	Fidelity Institutional Money Market Funds - 0.04% (a)
	(Cost - $539,238)	539,238

	TOTAL INVESTMENTS - 94.3% (Cost - $20,601,207) (b)	$ 20,720,742
	OTHER ASSETS LESS LIABILITIES - 5.7%	1,244,148
	NET ASSETS - 100.0%	$ 21,964,890

(a) Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,601,207 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 147,756
	Unrealized Depreciation:	(28,221)
	Net Unrealized Appreciation:	$ 119,535

		Unrealized
		Appreciation/ (Depreciation)

	TOTAL RETURN SWAP CONTRACTS - 0.3%
	iShares JP Morgan EM Bond Equity Swap, Credit Suisse-	$ 10,509
	January 20, 2015 to receive total return of iShares JP Morgan EM Bond less USD- 3 Month LIBOR
	(Notional Amount $1,103,677)

	iShares S&P National Municipal Bond Fund Equity Swap, Credit Suisse-	5,512
	January 20, 2015 to receive total return of iShares S&P National Municipal Bond less USD- 3 Month LIBOR
	(Notional Amount $1,032,816)

	iShares S&P US Preferred Stock Index Equity Swap, Credit Suisse-	10,797
	January 20, 2015 to receive total return of iShares S&P US Preferred Stock Index less USD- 3 Month LIBOR
	(Notional Amount $1,097,271)

	PIMCO Total Return ETF Index Equity Swap, Credit Suisse-	(275)
	January 20, 2015 to receive total return of PIMCO Total Return ETF Index less USD- 3 Month LIBOR
	(Notional Amount $1,066,432)
	TOTAL NET UNREALIZED APPRECIATION
	FROM TOTAL RETURN EQUITY SWAP CONTRACTS	$ 26,543

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Statement of Assets and Liabilities (Unaudited)
For the Period Ended March 31, 2014 *

ASSETS
Investment securities:
At cost	$ 20,601,207
At value	20,720,742
Cash	42,569
Segregated cash- Collateral for swaps	1,140,000
Receivable for swaps closed	500
Unrealized appreciation on swaps	26,818
Dividends and interest receivable	78,899
Prepaid expenses	4,536
TOTAL ASSETS	22,014,064

LIABILITIES
Unrealized depreciation on swaps	275
Distribution (12b-1) fees payable	2,787
Investment advisory fees payable	39,960
Other Affiliates	6,152
TOTAL LIABILITIES	49,174
NET ASSETS	$ 21,964,890

NET ASSET VALUE
Investor Class ($21,964,890/1,094,441 shares of beneficial interest outstanding)	$ 20.07

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$ 21,893,460
Accumulated net investment loss	(117,806)
Accumulated net realized gain from security transactions, swaps, and futures contracts	41,532
Net unrealized appreciation on investments and swaps	147,704
NET ASSETS	$ 21,964,890

* The Fund commenced operations on December 16, 2013.

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Statement of Operations (Unaudited)
For the Period Ended March 31, 2014 *

INVESTMENT INCOME
Dividends	$ 211,535
Interest	358
TOTAL INVESTMENT INCOME	211,893

EXPENSES
Investment advisory fees	126,056
Administration fees	20,520
Distribution (12b-1) fees	8,795
TOTAL EXPENSES	155,371

NET INVESTMENT INCOME	56,522

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(28,037)
Net realized gain from swaps	84,102
Net realized loss from futures	(14,533)
TOTAL NET REALIZED GAIN ON INVESTMENTS	41,532

Net change in unrealized appreciation of investments	119,535
Net change in unrealized appreciation of swaps	28,169
TOTAL NET CHANGE IN UNREALIZED APPRECIATION	147,704

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	189,236

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 245,758

* The Fund commenced operations on December 16, 2013.

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Statement of Changes in Net Assets (Unaudited)
For the Period Ended March 31, 2014 *

FROM OPERATIONS
Net investment income	$ 56,522
Net realized gain from security transactions, swaps, and futures contracts	41,532
Net change in unrealized appreciation of investments and swaps	147,704
Net increase in net assets resulting from operations	245,758

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class ($0.17)	(174,328)
Net decrease in net assets from distributions to shareholders	(174,328)

FROM SHARES OF BENEFICIAL INTEREST
Investor Class
Proceeds from shares sold	22,171,172
Net asset value of shares issued in reinvestment of distributions	172,288
Payments for shares redeemed	(450,000)
Net increase in net assets from shares of beneficial interest	21,893,460

TOTAL INCREASE IN NET ASSETS	21,964,890

NET ASSETS
Beginning of Period	-
End of Period +	$ 21,964,890
+ Includes accumulated net investment loss of:	$ (117,806)

SHARE ACTIVITY
Investor Class
Shares Sold	1,108,178
Shares Reinvested	8,596
Shares Redeemed	(22,333)
Net increase in shares of beneficial interest outstanding	1,094,441

* The Fund commenced operations on December 16, 2013.

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Financial Highlights (Unaudited)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

For the Period
Ended
March 31, 2014 *

Net asset value, beginning of period	$ 20.00

Activity from investment operations:
Net investment income (1)	0.06
Net realized and unrealized gain on investments	0.18
Total from investment operations	0.24
Less distributions from:
Net investment income	(0.17)
Total distributions	(0.17)

Net asset value, end of period	$ 20.07

Total return (2,3)	1.18%

Net assets, end of period (000s)	$ 21,965

Ratio of gross expenses to average net assets (4,5)	2.65%

Ratio of net investment income to average net assets (4,5,6)	0.96%

Portfolio Turnover Rate (3)	65%

* The Fund commenced operations on December 16, 2013.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Assume reinvestment of all dividends and distributions if any.
(3) Not annualized.
(4) Annualized.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited)

March 31, 2014

1.

ORGANIZATION

The Spectrum Low Volatility Fund (the “Fund”) is a diversified series of Advisor Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund’s investment objective is total return with lower volatility and risk compared to major stock market indices. The Fund currently offers one class of shares which are offered at net asset value. The Fund commenced operations on December 16, 2013.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

values available do not represent the fair value of the instrument.  Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2014 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 20,181,504	$ -	$ -	$ 20,181,504
Short-term Investment	539,238	-	-	539,238
Total	$ 20,720,742	$ -	$ -	$ 20,720,742
Derivatives
Swaps	26,543	-	-	26,543
Total	$ 26,543	$ -	$ -	$ 26,543

* Refer to the Portfolio of Investments for sector classifications.

The Fund did not hold any Level 2 or Level 3 securities during the current period.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.  It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are typically a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a portfolio of securities that may be designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses which reduce their value.

Mutual Funds and ETF Risk – Mutual funds and ETFs involve duplication of investment advisory fees and certain other expenses. In addition, because ETFs are listed on national stock exchanges and are traded like equity securities listed on an exchange, ETF shares potentially trade at a discount or a premium. Investments in ETFs are also subject to broker and other trading cost, which could result in greater expenses to the Fund. Mutual funds and ETFs are subject to strategy risks depending on the nature of the fund.

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

Swap Agreements - The Fund may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap.

The Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

Derivatives Risk – Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Derivatives Disclosure – Fair Values of Derivative Instruments in the Fund as of March 31, 2014:

Asset Derivatives
Statement of
Contract Type/	Assets and Liabilities
Primary Risk Exposure	Location	Fair Value

Equity contracts:
Total Return Swaps	Unrealized appreciation on swaps	$ 10,797

Interest rate contracts:
Total Return Swaps	Unrealized appreciation on swaps	16,021

$ 26,818

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

Liability Derivatives
Statement of
Contract Type/	Assets and Liabilities
Primary Risk Exposure	Location	Fair Value

Equity contracts:
Total Return Swaps	Unrealized depreciation on swaps	$ (275)

$ (275)

The effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2014:

Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized gain from swaps and futures; Net change in
	unrealized appreciation of swaps	$ 11,688	$ 28,169

Commodity contracts	Net realized gain from swaps	(61,914)	-

Interest rate contracts	Net realized gain from swaps	119,795	-

Total		$ 69,569	$ 28,169

The derivative instruments outstanding as of March 31, 2014 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets - The Fund’s policy is to recognize a net asset or liability equal to the net variation margin for swap contracts. During the period ended March 31, 2014, the Fund was subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2014.

Assets:			Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Financial Instruments Pledged	Cash Collateral Pledged		Net Amount of Assets
Swaps	$ 26,818	(1)	$ -	$ 26,818	(2)	$ -
Total	$ 26,818		$ -	$ 26,818		$ -

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

Liabilities:			Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged	Cash Collateral Pledged		Net Amount of Liabilities
Swaps	$ 275	(1)	$ -	$ 275	(2)	$ -
Total	$ 275		$ -	$ 275		$ -

(1) Swap contracts at value as presented in the Portfolio of Investments.

(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December.  Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $30,159,986 and $10,069,980, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Fund.  The Advisor has engaged Spectrum Financial, Inc. (the “Sub-Advisor”) to serve as the sub-advisor to the Fund. The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS and the Advisor and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an investment advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 2.15% of the Fund’s average daily net assets. The Advisor, not the Fund, pays the Sub-Advisor.

Pursuant to the terms of an administrative servicing agreement with GFS, Gemini receives a monthly fee for all operating expenses of the Fund, which is calculated on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees.  The approved entities may be affiliates of GFS.  GFS provides a Principal Financial Officer to the Fund.

During the period ended March 31, 2014, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Advisor, executed trades on behalf the Fund and incurred $1,384 in trade commissions.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% of its average daily net assets attributable to the Investor Class shares and is paid to Ceros (the “Distributor”), an affiliate of the Advisor, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of Investor Class accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the period ended March 31, 2014, pursuant to the Plan, the distribution fees were $8,795.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $10,000 per year, as well as reimbursement for any reasonable expenses incurred attending the

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

5. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the BlackRock High Yield Portfolio, (“BlackRock”), Guggenheim- Floating Rate Income (“Guggenheim”) and ING High Yield Bond Fund (“ING”). The Fund may redeem its investment from BlackRock, Guggenheim or ING at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of BlackRock, Guggenheim or ING.  The financial statements of BlackRock, Guggenheim and ING, including the portfolio of investments, can be found at www.BlackRock.com, www.guggenheiminvestments.com, www.ingfunds.com, respectively, or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2014 the percentage of the Fund’s net assets invested in BlackRock, Guggenheim, and ING was 23.1%, 22.5%, and 21.1%, respectively.

6. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Spectrum Low Volatility Fund

Expense Example (Unaudited)

March 31, 2014

As a shareholder of Spectrum Low Volatility Fund (the “Fund”), you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 16, 2013 (commencement of operations) through March 31, 2014.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Actual
Expenses		12/16/2013	3/31/2014	12/16/2013-3/31/2014
Spectrum Low Volatility Fund	2.65%	$1,000.00	$1,011.80	$7.67

Table 2
Hypothetical **	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period ***
(5% return before expenses)
		10/1/2013	3/31/2014	10/1/2013-3/31/2014
Spectrum Low Volatility Fund	2.65%	$1,000.00	$1,011.72	$13.29

*   Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period, multiplied by the Fund’s annualized expense multiplied by the number of days in the period (105) divided by the number of days in the fiscal year (365).

**   Please note that while the Fund commenced operations on December 16, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period October 1, 2013 to March 31, 2014.

*** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the numbers of days in the fiscal year (365).

Approval of Advisory and Sub-Advisory Agreement – Spectrum Low Volatility Fund (Unaudited)

At a meeting held on October 29, 2013, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Spectrum Low Volatility Fund (the “Fund”), a new series of the Trust, and the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Spectrum Financial, Inc. (“Spectrum” or the “Sub-Adviser”).

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (g) the Adviser’s and Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) information regarding the historical performance record of other mutual funds advised by the Adviser and composite performance returns of separately managed accounts of the Sub-Adviser utilizing a substantially similar strategy to that proposed for the Fund.

In its consideration of the approval of the Advisory Agreement and Sub-Advisory Agreement for the Fund, the Independent Trustees did not identify any single factor as controlling.  Matters considered by the Independent Trustees in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.   The Board reviewed materials provided by the Adviser and the materials provided by the Sub-Adviser relating to the Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, respectively. With respect to the nature, extent and quality of services provided by the Adviser, the Independent Trustees reviewed the Adviser’s Form ADV, a description of the manner in which investment decisions are made and executed for the Fund, a description of the services to be provided by the Adviser and those services retained by Sub-Adviser to the Fund, a review of the professional personnel performing services that would perform services for the Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from the Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. In reaching their conclusions, the Trustees considered that the Adviser will delegate day-to-day investment decisions of the Fund to the Sub-Adviser and will generally provide management and operational oversight of the Sub-Adviser.  The Trustees then reviewed the description provided by the Adviser of its practices for monitoring compliance with the Fund’s investment limitations and concluded that such practices were adequate. The Trustees noted the Adviser’s commitment to growing its infrastructure and personnel to provide support to sub-advisory trading functions. The Trustees then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund were satisfactory and reliable.

With respect to the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund, the Trustees reviewed materials provided by the Sub-Adviser, including the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel that would perform services for the Fund, the proposed Sub-Advisory Agreement, an overview of the individuals that primarily monitor and execute the investment process, and a certification from Sub-Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

In reaching their conclusions, the Trustees considered that the experience of the Sub-Adviser’s portfolio management team in managing separate accounts using the substantially same investment strategy as that proposed for the Fund. The Trustees noted that the Adviser has worked with affiliates of the Sub-Adviser on other funds for a significant amount of time and the Sub-Adviser’s performance with respect to the management of those funds has been acceptable. The Trustees further considered that the Sub-Adviser has a lengthy track record with the investment strategy to be utilized for the Fund. The Trustees concluded that Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Sub-Adviser to the Fund were satisfactory and reliable.

Performance. The Trustees considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser. The Trustees noted that, although the Adviser does not directly manage the investment decisions of the funds that it advises, the funds advised by the Adviser have generally delivered positive performance, and the Adviser appears to be adequately monitoring the sub-advisers’ adherence to its stated investment objective such that would provide a reasonable basis for considering that the Adviser is carrying out its function appropriately.

With respect to the performance of the Sub-Adviser, the Trustees considered a description of the Fund’s principal investment strategy as utilized by separately managed accounts of the Sub-Adviser, as well as the performance of composite returns of the Sub-Adviser’s proposed investment strategy to the Fund. The Trustees noted that the Sub-Adviser has provided positive investment returns since the inception of the investment strategy in 1996. Based on the information provided, the Trustees concluded that the Sub-Adviser has sufficient expertise to deliver anticipated returns for the Fund.

The Trustees concluded that the represented performance of other funds and accounts advised by the Sub-Adviser and the Adviser’s contribution to the operations of the funds was satisfactory, and that the performance generated by the Adviser and Sub-Adviser would be an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser, respectively, the Trustees discussed a comparison of proposed advisory fees and total operating expense data included in the Board Materials that compared the Fund’s proposed advisory fee and estimated overall expenses compared to Morningstar fund categories comprised of funds that could be compared to the Fund based on similar investment objectives, noting that the Fund does not employ an investment strategy that fully conforms to a single Morningstar investment category (the “Peer Groups”). The Trustees noted that the Adviser proposed to charge an advisory fee of 2.15% of the Fund’s average net assets. The Trustees found that the Fund’s advisory fee was higher than the mean in each Peer Group, and with the exception of funds classified by Morningstar as “multialternative,” the Fund proposed the highest advisory fee. The Trustees considered the amount of the fee in comparison to the Peer Groups and noted that the advisory fee was reasonable in comparison to the investment strategy utilized, the sophistication required to apply the investment strategy, and the long-term performance track record of the sub-adviser. The Trustees further considered the rate of the fee as compared to the Sub-Adviser’s separately managed accounts, and noted that the Fund would provide access to a high-quality investment manager that would otherwise be unavailable to shareholders that did not meet the criteria for a separate account of the Sub-Adviser.

The Trustees further considered the allocation of the advisory fee as between the Adviser and Sub-Adviser. The Trustees noted that of the 2.15% gross advisory fee, the Adviser would be entitled to 0.35% and the Sub-Adviser would receive the remaining 1.80%. The Trustees considered the work performed by each of the Adviser and Sub-Adviser, as previously considered by the Trustees, and noted that the Sub-Adviser is responsible for the overall management of the Fund’s portfolio. The Trustees concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by each was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively.

Profitability. The Board also considered the level of profits that could be expected to accrue to the Adviser and Sub-Adviser, respectively, with respect to the Fund. The Board reviewed profitability analyses prepared for the Adviser and Sub-Adviser based on the estimated assets under management for the Fund’s first year of operations, as well as ancillary or indirect benefits the Adviser may receive from the Fund due to transaction or other fees that affiliates of the Adviser may earn based upon the Adviser’s relationship with the Fund. The Trustees concluded that based on the services provided, the fees were reasonable and that anticipated profits from the Adviser’s and Sub-Adviser’s relationship with the Fund was not excessive.

Economies of Scale. As to the extent that the Fund will realize economies of scale as it grows, the Trustees considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Fund. The Trustees reviewed and considered  estimated profitability analyses and selected financial information of each of the Adviser and Sub-Adviser, and concluded that for the initial term of the Advisory Agreement and Sub-Advisory Agreement, based on the services to be provided and the projected growth of the Fund, the advisory fees were reasonable and the Adviser and Sub-Adviser’s anticipated profits from its relationship with the Fund were not excessive, but that economies of scale would be revisited as the Fund grows.

 Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Fund and its prospective shareholders.  In considering the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.

PRIVACY NOTICE		Rev. May 2014
FACTS		WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪

Social Security number

▪

Purchase History

▪

Assets

▪

Account Balances

▪

Retirement Assets

▪

Account Transactions

▪

Transaction History

▪

Wire Transfer Instructions

▪

Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?		Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

▪

Open an account

▪

Provide account information

▪

Give us your contact information

▪

Make deposits or withdrawals from your account

▪

Make a wire transfer

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Tell us where to send the money

▪

Tells us who receives the money

▪

Show your government-issued ID

▪

Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪

Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪

Affiliates from using your information to market to you

▪

Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-866-862-9686 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-862-9686.

INVESTMENT ADVISOR

Advisors Preferred, LLC

1445 Research Blvd., Suite 530

Rockville, Maryland 20850

INVESTMENT SUB-ADVISOR

Spectrum Financial, Inc.

2940 N. Lynnhaven Rd. Suite 200

Virginia Beach, VA 23452

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

       Catherine Ayer-Rigsby, President

Date

5/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

               Catherine Ayers-Rigsby, President

Date     5/27/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/27/14